UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DiMaio Ahmad Capital LLC
Address: 277 Park Avenue
         48th Floor
         New York, NY  10172

13F File Number:  28-12959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dennis Crilly
Title:     General Counsel and Chief Compliance Officer
Phone:     212-328-7914

Signature, Place, and Date of Signing:

     /s/ Dennis Crilly     New York, NY/USA     September 21, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     3

Form13F Information Table Value Total:     $625 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NAVIOS MARITIME ACQUIS CORP    *W EXP 06/25/201 Y62159119      225  1250000 SH       SOLE                  1250000        0        0
STREAM GLOBAL SVCS INC         *W EXP 10/17/201 86323M118      198  1100000 SH       SOLE                  1100000        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121      202  2015200 SH       SOLE                  2015200        0        0